SHELTON INTERNATIONAL SELECT EQUITY FUND

Portfolio of Investments (Expressed in U.S. Dollars) September 30, 2022

Security Description	Shares	Value
Common Stock (95.16%)

Australia (2.53%)
Qantas Airways Ltd*	238,384	$765,390
South32 Ltd	199,084	462,216
Woodside Energy Group Ltd	43,700	884,901
Total Australia		2,112,507

Belgium (0.52%)
KBC Group NV	9,068	432,385

Canada (3.82%)
Element Fleet Management Corp	180,750	2,133,153
Kinross Gold Corp	280,200	1,054,939
Total Canada		3,188,092

China (6.19%)
BYD Co Ltd	13,000	321,950
Dongyue Group Ltd	744,200	742,335
Genscript Biotech Corp*	168,000	367,261
Innovent Biologics Inc*	164,000	510,824
Lenovo Group Ltd	2,394,400	1,665,474
Ping An Insurance Group Co of China Ltd	233,900	1,168,059
Wuxi Biologics Cayman Inc*	65,000	392,501
Total China		5,168,404

France (6.53%)
BNP Paribas SA	67,657	2,890,920
L'Oreal SA	7,912	2,560,449
Total France		5,451,369

Germany (3.96%)
Deutsche Post AG	108,400	3,305,111

Great Britain (7.46%)
BP PLC	125,081	604,949
Dr Martens PLC	232,100	577,470
Intertek Group PLC	29,935	1,239,199
RS GROUP PLC	61,400	664,403
Unilever PLC#	71,562	3,137,278
Total Great Britain		6,223,299

Hong Kong (5.99%)
AIA Group Ltd	314,900	2,625,614
ESR Group Ltd	183,000	461,599
SITC International Holdings Co Ltd	761,200	1,408,037
WH Group Ltd	792,000	499,435
Total Hong Kong		4,994,685

India (4.19%)
HDFC Bank Ltd	59,788	3,492,815

Ireland (3.37%)
CRH PLC	86,746	2,811,063

Italy (2.80%)
Eni SpA	218,492	2,335,863

Japan (19.23%)
Canon Inc	35,100	769,275
Daikin Industries Ltd	11,400	1,756,118
Hirose Electric Co Ltd	5,800	760,616
Kyowa Kirin Co Ltd	54,000	1,236,855
Mitsubishi Electric Corp	240,000	2,163,200
Miura Co Ltd	48,700	991,296
Murata Manufacturing Co Ltd	28,500	1,305,963
Nomura Research Institute Ltd	94,300	2,313,031
Santen Pharmaceutical Co Ltd	155,500	1,047,554
Shin-Etsu Chemical Co Ltd	37,300	3,693,148
Total Japan		16,037,056

Netherlands (1.14%)
Topicus.com Inc*	19,858	954,971

Singapore (4.31%)
DBS Group Holdings Ltd	154,778	3,598,411

South Africa (1.61%)
Sanlam Ltd	470,200	1,340,281

South Korea (7.51%)
GS Holdings Corp	94,000	2,718,515
Hanmi Pharm Co Ltd	3,501	556,026
Mirae Asset Securities Co Ltd	113,200	469,478
Orion Corp	8,000	571,472
Samsung Electronics Co Ltd	53,000	1,951,813
Total South Korea		6,267,304

Switzerland (6.58%)
Givaudan SA	576	1,753,061
Nestle SA	28,805	3,099,706
Straumann Holding AG	6,840	636,660
Total Switzerland		5,489,427

Taiwan (3.37%)
Taiwan Semiconductor Manufacturing Co Ltd	40,989	2,810,206

Thailand (3.30%)
Bangkok Bank PCL(a)	763,100	2,751,708

Turkey (0.75%)
Turkiye Sise ve Cam Fabrikalari AS	454,915	625,193

Total Common Stock (Cost $97,653,439)		79,390,150

Collateral Received for Securites on Loan (1.06%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 3.21% (Cost $885,034)		885,034

Total Investments (Cost $98,538,473) (96.22%)		$80,275,184
Other Net Assets (3.78%)		3,155,994
Net Assets (100.00%)		$83,431,178

*	Non-income producing security.

#	Loaned security; a portion of this security is on loan at September 30, 2022. The aggregate amount of securities on loan at September 30, 2022 is $848,085.

(a)	Level 3 security fair valued under procedures established by the Board of Trustees, represents 3.30% of net assets. The total value of the fair value security is $2,751,708.